UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2008
Date of reporting period: October 31, 2007

Item 1. Report to Stockholders.

SEMI–ANNUAL REPORT OCTOBER 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds
Total Market Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
S&P 500® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund
Mid Cap Bull 2.5X Fund

Currency Funds
Dollar Bear 2.5X Fund

International Funds
Japan Bull 2X Fund
Latin America Bull 2X Fund

Letter to Shareholders	1

Expense Example	3

Allocation of Portfolio Holdings	6

Schedule of Investments	11

Financial Statements	21

Financial Highlights	38

Notes to the Financial Statements	43

Investment Advisory Agreement Approval	53
Certification
906 Certification

Letter to Shareholders

Dear Shareholders,

This report for the Direxion Funds covers the period from May 1st, 2007 to October 31st, 2007, (the “Semi-Annual Period”). Despite increased volatility, rising energy and commodity prices and problems in the mortgage markets, which led to a credit squeeze, U.S. Equities rose during the Semi-Annual Period, with the S&P 500 Index gaining 5.49% and the NASDAQ-100 Index gaining 20.12% both on a total return basis. Emerging Markets outpaced domestic returns, with the S&P Latin America 40 Index gaining 42.84% on a total return basis.

During the Semi-Annual Period, the global economy provided a range of conditions to pursue both long and short strategies utilizing the Direxion Funds. The broader domestic and international equity markets experienced a sustained, yet volatile rally, providing for an opportunity to seek enhanced returns on the long side. On the short side, a lagging U.S. Dollar, relative to other world currencies, provided investors with the opportunity to hedge dollar denominated assets in their portfolios.

Direxion’s leveraged index Funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. We feel it important for investors to have complete transparency regarding the Direxion Funds investment performance relative to each Fund’s stated daily investment objective.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the Funds in this Semi-Annual Report follows.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the NASDAQ-100 Index, respectively, provided returns of 45.13% and -36.45%, respectively. The model indicated an expected return of 44.12% for the NASDAQ-100 Bull 2.5X Fund and an expected return of -35.53% for the NASDAQ-100 Bear 2.5X Fund.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the S&P 500 Index, respectively, provided returns of 5.74% and -10.35%, respectively. The model indicated an expected return of 5.29% for the S&P 500 Bull 2.5X Fund and an expected return of -10.30% for the S&P 500 Bear 2.5X Fund.

The Japan Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the Nikkei 225 Index provided returns of -5.65% compared to the funds expected return of -5.21%.

The Latin America Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the S&P Latin America 40 Index, gained 82.37% compared to the funds expected return of 81.11%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

The total annual fund operating expense ratio of the Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, the S&P Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2.5X Fund, Dollar Bear 2.5X Fund, net of any fee, waivers or expense reimbursements as stated in the fee table of the funds prospectus, is 1.75%.

The Dollar Bear 2.5X Fund, which seeks to provide a daily return of 250% of the inverse of the daily return of the U.S. Dollar Index, gained 16.02% compared to the funds expected return of 15.82%.

The Mid Cap Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the S&P Midcap 400 Total Return Index, gained 3.26% compared to the funds expected return of 2.65%.

The Total Market Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the MSCI US Broad Market Index, gained 5.22% compared to the funds expected return of 5.20%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

The total annual fund operating expense ratio of the Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, the S&P Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2.5X Fund, Dollar Bear 2.5X Fund, net of any fee, waivers or expense reimbursements as stated in the fee table of the funds prospectus, is 1.75%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: December 28, 2007

Expense Example (Unaudited)
October 31, 2007
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 — October 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	NASDAQ-100 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,451.33	$10.78
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	NASDAQ-100 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$635.51	$7.19
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  3

	S&P 500 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,057.40	$9.05
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	S&P 500 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$896.50	$8.34
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Japan Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$943.50	$8.55
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Latin America Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,823.70	$11.50
Hypothetical (5% return before expenses)	1,000.00	1,016.99	8.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dollar Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,160.20	$9.50
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

4  DIREXION SEMI-ANNUAL REPORT

	Mid Cap Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,032.60	$8.94
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Total Market Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2007 -
	May 1, 2007	October 31, 2007	October 31, 2007

Actual	$1,000.00	$1,052.20	$9.03
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  5

NASDAQ-100 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

NASDAQ-100 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

6  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

S&P 500 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  7

Japan Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

Latin America Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

8  DIREXION SEMI-ANNUAL REPORT

Dollar Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

Mid Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  9

Total Market Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
October 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

10  DIREXION SEMI-ANNUAL REPORT

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 82.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.2%
$27,600,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	$27,600,000

Shares

MONEY MARKET FUND - 0.3%
107,368	Fidelity Institutional Money Market Portfolio	107,368

	TOTAL SHORT TERM INVESTMENTS (Cost $27,707,368)	$27,707,368

	TOTAL INVESTMENTS (Cost $27,707,368) - 82.5%	$27,707,368
	Other Assets in Excess of Liabilities - 17.5%	5,884,810

	TOTAL NET ASSETS - 100.0%	$33,592,178

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Schedule of Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation

1,866	NASDAQ-100 Mini Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $84,016,650)	$(64,856)

NASDAQ-100 Bull 2.5X Fund
Schedule of Short Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ-100 Index	65	$139,824	09/08/2007	$(5,448)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  11

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 69.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.2%
$4,500,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	$4,500,000

Shares

MONEY MARKET FUND - 1.7%
114,277	Fidelity Institutional Money Market Portfolio	114,277

	TOTAL SHORT TERM INVESTMENTS (Cost $4,614,277)	$4,614,277

	TOTAL INVESTMENTS (Cost $4,614,277) - 70.9%	$4,614,277
	Other Assets in Excess of Liabilities - 29.1%	1,889,882

	TOTAL NET ASSETS - 100.0%	$6,504,159

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation

49	NASDAQ-100 Mini Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $2,206,225)	$(23,459)

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ-100 Index	6,240	$13,444,259	05/05/2008	$(507,819)

The accompanying notes are an integral part of these financial statements.

12  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 96.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 95.4%
$6,400,000	Federal Home Loan Bank Discount Note, 4.439%,11/01/2007	$6,400,000

Shares

MONEY MARKET FUNDS - 1.5%
96,348	Fidelity Institutional Money Market Portfolio	96,348

	TOTAL SHORT TERM INVESTMENTS (Cost $6,496,348)	$6,496,348

	TOTAL INVESTMENTS (Cost $6,496,348) - 96.9%	$6,496,348

	Other Assets in Excess of Liabilities - 3.1%	210,650

	TOTAL NET ASSETS - 100.0%	$6,706,998

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Schedule of Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

176	S&P 500 Mini Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $13,677,400)	$220,952

S&P 500 Bull 2.5X Fund
Schedule of Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 500® Index	2,140	$3,292,454	5/2/08	$17,040

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  13

S&P 500 Bear 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS - 36.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.5%
$8,700,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	$8,700,000

Shares

MONEY MARKET FUNDS - 0.9%
226,447	Fidelity Institutional Money Market Portfolio	226,447

	TOTAL SHORT TERM INVESTMENTS (Cost $8,926,447)	8,926,447

	TOTAL INVESTMENTS (Cost $8,926,447) - 36.4%	8,926,447
	Other Assets in Excess of Liabilities - 63.6%	15,586,478

	TOTAL NET ASSETS - 100.0%	$24,512,925

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Schedule of Short Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation

590	S&P 500 Mini Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $45,850,375)	$(255,018)

S&P 500 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	10,108	$15,519,261	05/02/2008	($118,941)

The accompanying notes are an integral part of these financial statements.

14  DIREXION SEMI-ANNUAL REPORT

Japan Bull 2X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 71.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.1%
$5,900,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	$5,900,000

Shares

MONEY MARKET FUNDS - 0.8%
66,122	Fidelity Institutional Money Market Portfolio	66,122

	TOTAL INVESTMENTS (Cost $5,966,122) - 71.9%	5,966,122
	Other Assets in Excess of Liabilities - 28.1%	2,334,786

	TOTAL NET ASSETS - 100.0%	$8,300,908

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Schedule of Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

196	Nikkei 225 Futures Contracts Expiring December 2007 (Underlying Face Amount at Market Value $16,513,00)	$168,738

Japan Bull 2X Fund
Schedule of Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares MSCI Japan Index Fund	18,400	$261,749	03/10/2008	$2,158

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  15

Latin America Bull 2X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 32.9%
Aerospace & Defense - 0.4%
24,732	Empresa Brasileira de Aeronautica SA - ADR	$1,206,180

Beverages - 2.0%
50,284	Companhia de Bebidas das Americas - ADR	4,108,706
47,748	Fomento Economico Mexicano SA de CV - ADR	1,700,306

		5,809,012

Chemicals - 0.4%
5,376	Sociedad Quimica Minera De Chi - ADR	1,032,192

Commercial Banks - 6.2%
166,215	Banco Bradesco SA - ADR	5,676,242
8,210	Banco De Chile - ADR	431,025
225,676	Banco Itau Holding Financeira SA - ADR	6,443,050
20,624	Banco Santander Chile New - ADR	1,092,866
13,266	Grupo Financiero Galicia SA - ADR(a)	105,730
26,955	Uniao de Bancos Brasileiros SA - ADR	4,259,968

		18,008,881

Construction Materials - 1.4%
133,741	Cemex S.A. de C.V. - ADR(a)	4,101,836

Diversified Telecommunication Services - 1.3%
11,180	Brasil Telecom Participacoes - ADR	831,680
36,082	Compania De Telecomunics Chile - ADR	352,521
73,832	Telefonos de Mexico SA de CV - ADR	2,700,037

		3,884,238

Electric Services - 0.1%
18,781	Companhia Paranaense Energ Corp. - ADR	309,886

Electric Utilities - 1.5%
61,449	Cia Energetica de Minas Gerais - ADR	1,327,299
39,026	Empresa Nac Elec-Chil-SP - ADR	1,827,197
65,932	Enersis SA/Chile - ADR	1,306,772

		4,461,268

Energy Equipment & Services - 0.9%
49,034	Tenaris SA - ADR	2,638,029

Food & Staples Retailing - 0.2%
19,733	Distribucion Y Servicio D&s Sa Sponsored - ADR	718,479

Media - 0.7%
80,396	Grupo Televisa SA - ADR	1,997,841

Metals & Mining - 9.5%
36,628	Cia Siderurgica Nacional SA - ADR	$2,926,577
275,172	Cia Vale do Rio Doce - ADR	10,368,481
381,254	Companhia Vale Do Rio Doce - ADR	12,036,189
75,314	Gerdau SA - ADR	2,342,266

		27,673,513

Oil & Gas - 4.4%
17,158	Petrobras Energia Participaciones SA - ADR	205,038
138,267	Petroleo Brasileiro SA - ADR	12,740,945

		12,945,983

Paper & Forest Products - 0.4%
14,705	Aracruz Celulose SA - ADR	1,130,667

Wireless Telecommunication Services - 3.5%
155,575	America Movil SA de CV - ADR	10,173,049

	TOTAL COMMON STOCKS (Cost $85,526,854)	$96,091,054

INVESTMENT COMPANIES - 38.7%
614,268	iShares MSCI Brazil Index Fund	52,648,910
120,490	Ishares S&P Latin America 40 Index Fund	32,185,289
456,412	Ishares MSCI Mexico Index Fund	28,270,159

		113,104,358

	TOTAL INVESTMENT COMPANIES (Cost $88,779,767)	$113,104,358

SHORT TERM INVESTMENTS - 8.6%

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.5%
$25,100,000	Federal Home Loan Bank Discount Note, 4.439%,11/01/2007	$25,100,000

Shares

MONEY MARKET FUNDS - 0.1%
185,698	Fidelity Institutional Money Market Portfolio	$185,698

	TOTAL SHORT TERM INVESTMENTS (Cost $25,285,698)	$25,285,698

	TOTAL INVESTMENTS - 80.2%	$234,481,110
	(Cost $199,592,319)
	Other Assets in Excess of Liabilities - 19.8%	57,978,500

	TOTAL NET ASSETS - 100.0%	$292,459,610

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

  (a) Non Income Producing

The accompanying notes are an integral part of these financial statements.

16  DIREXION SEMI-ANNUAL REPORT

Latin America Bull 2X Fund
Schedule of Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	1,137,900	$281,956,447	10/23/08	$21,644,962
Goldman Sachs & Co.	iShares MSCI Mexico Index Fund	420,000	25,971,452	10/23/08	21,433
Goldman Sachs & Co.	iShares MCSI Brazil Index Fund	440,000	35,008,854	10/23/08	2,674,122

			$342,936,753		$24,340,517

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  17

Dollar Bear 2.5x Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 94.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.4%
$16,900,000	Federal Home Loan Bank Disscount Note, 4.439%,11/01/2007	$16,900,000

Shares

MONEY MARKT FUNDS - 0.1%
180,687	Fidelity Institutional Money Market Portfolio	180,687

	TOTAL SHORT TERM INVESTMENTS (Cost $17,080,687)	$17,080,687

	TOTAL INVESTMENTS (Cost $17,080,687) - 95.5%	$17,080,687
	Other Assets in Excess of Liabilities - 4.5%	813,035

	TOTAL NET ASSETS - 100.0%	$17,893,722

Percentages are stated as a percent of net assets.

Dollar Bear 2.5x Fund
Schedule of Short Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

565	Dollar Index Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $43,222,500)	$947,932

Dollar Bear 2.5x Fund
Schedule of Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation/(Depreciation)

1	BP Currency Futures Contract (British Pounds) Expiring December 2007 (Underlying Face Amount at Market Value $129,756)	$5,397
1	C$ Currency Futures Contract (Canadian Dollar) Expiring December 2007 (Underlying Face Amount at Market Value $105,870)	8,487
5	EURO Currency Futures Contract (Euros) Expiring December 2007 (Underlying Face Amount at Market Value $905,938)	37,234
2	Japan Yen Currency Futures Contract (Japenese Yen) Expiring December 2007 (Underlying Face Amount at Market Value $217,875)	(1,657)
1	CHF Currency Futures Contract (Swiss Francs) Expiring December 2007 (Underlying Face Amount at Market Value $108,250)	2,209

		$51,670

The accompanying notes are an integral part of these financial statements.

18  DIREXION SEMI-ANNUAL REPORT

Mid Cap Bull 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 46.6%
14,775	Midcap SPDR Trust Series 1	$2,436,989

	TOTAL INVESTMENT COMPANIES (Cost $2,423,023)	$2,436,989

Principal
Amount

SHORT TERM INVESTMENTS - 39.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.2%
$2,000,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	$2,000,000

Shares

MONEY MARKET FUND - 1.3%
66,178	Fidelity Institutional Money Market Portfolio	66,178

	TOTAL SHORT TERM INVESTMENTS (Cost $2,066,178)	$2,066,178

	TOTAL INVESTMENTS (Cost $4,489,201) - 86.1%	$4,503,167
	Other Assets in Excess of Liabilities - 13.9%	726,725

	TOTAL NET ASSETS - 100.0%	$5,229,892

Percentages are stated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Schedule of Futures Contracts
October 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation

81	MidCap 400 Mini Futures Contract Expiring December 2007 (Underlying Face Amount at Market Value $7,393,680)	$(44,942)

Mid Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P® MidCap 400 Index	3,500	$3,143,280	05/05/2008	$27,882

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  19

Total Market Bull 2.5X Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 64.2%
8,346	Vanguard Total Stock Market ETF	$1,282,864

	TOTAL INVESTMENT COMPANIES (Cost $1,157,563)	1,282,864

Principal
Amount

SHORT TERM INVESTMENTS - 18.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.0%
$300,000	Federal Home Loan Bank Discount Note, 4.377%, 10/31/2007	300,000

Shares

MONEY MARKET FUNDS - 3.2%
64,979	Fidelity Institutional Money Market Portfolio	64,979

	TOTAL SHORT TERM INVESTMENTS (Cost $364,979)	364,979

	TOTAL INVESTMENTS (Cost $1,522,542) - 82.4%	1,647,843
	Other Assets in Excess of Liabilities - 17.6%	351,282

	TOTAL NET ASSETS - 100.0%	$1,999,125

Percentages are stated as a percent of net assets.

Total Market Bull 2.5X Fund
Schedule of Equity Swap Contracts
October 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Vanguard Total Stock Market Viper	24,050	$3,671,356	05/05/2008	$17,181

The accompanying notes are an integral part of these financial statements.

20  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
October 31, 2007

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$27,707,368	$4,614,277
Cash	112,617	1,301
Receivable for Fund shares sold	876,837	823,245
Receivable from Adviser	—	3,624
Deposit at broker for futures	—	1,735,400
Deposit at broker for swaps	4,846,400	—
Variation margin receivable	1,136,341	—
Dividends and interest receivable	19,322	9,480
Other assets	33,581	26,758

Total Assets	34,732,466	7,214,085

Liabilities:
Payable for Fund shares redeemed	1,042,933	139,591
Unrealized depreciation on swaps	5,448	507,819
Accrued distribution expense	6,028	989
Accrued advisory expense	18,642	—
Variation margin payable	—	17,848
Accrued expenses and other liabilities	67,237	43,679

Total Liabilities	1,140,288	709,926

Net Assets	$33,592,178	$6,504,159

Net Assets Consist Of:
Capital stock	$27,637,699	$13,396,091
Accumulated undistributed net investment income (loss)	391,844	418,486
Accumulated undistributed net realized gain (loss)	5,632,939	(6,779,140)
Net unrealized appreciation (depreciation) on:
Futures	(64,856)	(23,459)
Swaps	(5,448)	(507,819)

Total Net Assets	$33,592,178	$6,504,159

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$33,592,178	$6,504,159
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,120,882	642,247
Net Asset Value, Redemption Price and Offering Price Per Share	$29.97	$10.13

Cost of Investments	$27,707,368	$4,614,277

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  21

Statements of Assets and Liabilities (Unaudited)
October 31, 2007

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$6,496,348	$8,926,447
Cash	8,159	—
Receivable for Fund shares sold	272,488	13,832,096
Receivable from Adviser	10,958	17,041
Deposit at broker for shorts	978,900	—
Deposit at broker for swaps	—	2,114,000
Unrealized appreciation on swaps	17,040	—
Variation margin receivable	174,585	—
Dividends and interest receivable	5,052	9,173
Other assets	24,612	50,848

Total Assets	7,988,142	24,949,605

Liabilities:
Payable for Fund shares redeemed	1,222,407	70,306
Payable to Custodian	—	6,001
Unrealized depreciation on swaps	—	118,941
Accrued distribution expense	1,549	1,221
Accrued advisory expense	—	8,126
Variation margin payable	—	182,390
Accrued expenses and other liabilities	57,188	49,695

Total Liabilities	1,281,144	436,680

Net Assets	$6,706,998	$24,512,925

Net Assets Consist Of:
Capital stock	$6,136,985	$26,735,127
Accumulated undistributed net investment income (loss)	189,649	137,115
Accumulated undistributed net realized gain (loss)	142,372	(1,985,358)
Net unrealized appreciation (depreciation)
Futures	220,952	(255,018)
Swaps	17,040	(118,941)

Total Net Assets	$6,706,998	$24,512,925

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$6,706,998	$24,512,925
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	265,662	1,850,242
Net Asset Value, Redemption Price and Offering Price Per Share	$25.25	$13.25

Cost of Investments	$6,496,348	$8,926,447

The accompanying notes are an integral part of these financial statements.

22  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
October 31, 2007

	Japan Bull	Latin America Bull
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$5,966,122	$234,481,110
Cash	7,901	5,307
Receivable for Fund shares sold	1,888,530	9,234,992
Receivable from Adviser	11,308	—
Deposit at broker for shorts	—	33,550,000
Deposit at broker for swaps	702,000	—
Unrealized appreciation on swaps	2,158	24,340,517
Variation margin receivable	153,677	—
Receivable for investments sold	—	2,102,912
Dividends and interest receivable	6,281	170,380
Other assets	9,530	162,345

Total Assets	8,747,507	304,047,563

Liabilities:
Payable for investments purchased	—	5,917,220
Payable for Fund shares redeemed	393,116	5,284,616
Accrued distribution expense	1,342	51,915
Accrued advisory expense	7,517	197,592
Accrued expenses and other liabilities	44,624	145,473

Total Liabilities	446,599	11,596,816

Net Assets	$8,300,908	$292,450,747

Net Assets Consist Of:
Capital stock	$11,900,897	$218,093,170
Accumulated undistributed net investment income (loss)	78,280	2,128,872
Accumulated undistributed net realized gain (loss)	(3,849,165)	12,999,397
Net unrealized appreciation (depreciation)
Investments	—	34,888,791
Futures	168,738	—
Swaps	2,158	24,340,517

Total Net Assets	$8,300,908	$292,450,747

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$8,300,908	$292,450,747
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	451,621	6,637,384
Net Asset Value, Redemption Price and Offering Price Per Share	$18.38	$44.06

Cost of Investments	$5,966,122	$199,592,319

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Statements of Assets and Liabilities (Unaudited)
October 31, 2007

	Dollar Bear	Mid Cap Bull	Total Market Bull
	2.5X Fund	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$17,080,687	$4,503,167	$1,647,843
Receivable for Fund shares sold	265,556	10,450	—
Receivable from Adviser	—	3,964	14,116
Deposit at broker for swaps	—	—	480,000
Deposit at broker for shorts	488,000	775,200	—
Unrealized appreciation on swaps	—	27,882	17,181
Variation margin receivable	131,306	148,724	—
Dividends and interest receivable	1,922	1,856	3,288
Other assets	9,146	17,527	9,418

Total Assets	17,976,617	5,488,770	2,171,846

Liabilities:
Payable for investments purchased	—	—	107,078
Payable for Fund shares redeemed	30,249	193,216	18,181
Payable to Custodian	—	14,619	—
Accrued distribution expense	2,372	1,845	260
Accrued advisory expense	1,645	—	2,307
Accrued expenses and other liabilities	48,629	49,198	44,895

Total Liabilities	82,895	258,878	172,721

Net Assets	$17,893,722	$5,229,892	$1,999,125

Net Assets Consist Of:
Capital stock	$16,794,512	$5,823,234	$1,899,250
Accumulated undistributed net investment income (loss)	101,641	125,305	49,340
Accumulated undistributed net realized gain (loss)	(2,033)	(715,553)	(91,947)
Net unrealized appreciation (depreciation)
Investments	—	13,966	125,301
Futures	999,602	(44,942)	—
Swaps	—	27,882	17,181

Total Net Assets	$17,893,722	$5,229,892	$1,999,125

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$17,893,722	$5,229,892	$1,999,125
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	695,895	217,575	82,036
Net Asset Value, Redemption Price and Offering Price Per Share	$25.71	$24.04	$24.37

Cost of Investments	$17,080,687	$4,489,201	$1,522,542

The accompanying notes are an integral part of these financial statements.

24  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2007

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Investment income:
Interest income	$362,914	$484,616

Total investment income	362,914	484,616

Expenses:
Investment advisory fees	54,903	28,341
Distribution expenses	18,301	9,447
Administration fees	8,999	5,943
Shareholder servicing fees	23,171	11,645
Fund accounting fees	12,733	11,363
Custody fees	6,182	909
Federal and state registration fees	3,251	10,987
Professional fees	13,602	9,417
Reports to shareholders	6,087	6,094
Directors’ fees and expenses	1,502	250
Other	23,460	11,369

Total expenses before reimbursement	172,191	105,765
Less: Reimbursement of expenses by Adviser	(44,083)	(39,635)

Total expenses	128,108	66,130

Net investment income (loss)	234,806	418,486

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	1,664,759	(1,366,000)
Swaps	4,477,839	(2,340,644)

	6,142,598	(3,706,644)

Change in unrealized appreciation (depreciation) on:
Futures	(746,488)	(27,689)
Swaps	(13,058)	(507,819)

	(759,546)	(535,508)

Net realized and unrealized gain (loss) on investments	5,383,052	(4,242,152)

Net increase (decrease) in net assets resulting from operations	$5,617,858	$(3,823,666)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  25

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2007

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Investment income:
Interest income	$173,588	$174,389

Total investment income	173,588	174,389

Expenses:
Investment advisory fees	26,774	25,845
Distribution expenses	8,924	8,681
Administration fees	8,315	5,634
Shareholder servicing fees	13,141	10,527
Fund accounting fees	12,168	11,754
Custody fees	714	1,655
Federal and state registration fees	8,466	—
Professional fees	15,893	13,645
Reports to shareholders	10,705	4,674
Directors’ fees and expenses	1,165	734
Other	18,378	24,053

Total expenses before reimbursement	124,643	107,202
Less: Reimbursement of expenses by Adviser	(62,171)	(48,041)

Total expenses	62,472	59,161

Net investment income (loss)	111,116	115,228

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(94)	—
Futures	(422,367)	(263,295)
Swaps	458,603	(631,036)

	36,142	(894,331)

Change in unrealized appreciation (depreciation) on:
Futures	310,976	(273,209)
Swaps	(447)	(97,054)

	310,529	(370,263)

Net realized and unrealized gain (loss) on investments	346,671	(1,264,594)

Net increase (decrease) in net assets resulting from operations	$457,787	$(1,149,366)

The accompanying notes are an integral part of these financial statements.

26  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2007

	Japan Bull	Latin America Bull
	2X Fund	2X Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $44,910, respectively)	$—	$198,856
Interest income	115,501	986,267

Total investment income	115,501	1,185,123

Expenses:
Investment advisory fees	17,159	558,750
Distribution expenses	5,720	186,250
Administration fees	5,717	40,818
Shareholder servicing fees	7,494	199,002
Fund accounting fees	11,784	21,791
Custody fees	1,453	14,900
Federal and state registration fees	10,560	13,150
Professional fees	10,699	26,708
Reports to shareholders	5,593	5,559
Directors’ fees and expenses	745	1,247
Other	4,753	6,642

Total expenses before reimbursement	81,677	1,074,817
Less: Reimbursement of expenses by Adviser	(41,639)	—
Plus: Prior year fees waived subject to recoupment	—	65,146

Total expenses	40,038	1,139,963

Net investment income (loss)	75,463	45,160

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(8,912,749)
Futures	(664,654)	(48,964)
Swaps	(33,296)	25,796,407

	(697,950)	16,834,694

Change in unrealized appreciation (depreciation) on:
Investments	—	33,260,755
Futures	173,817	—
Swaps	4,975	25,549,227

	178,792	58,809,982

Net realized and unrealized gain (loss) on investments	(519,158)	75,644,676

Net increase (decrease) in net assets resulting from operations	$(443,695)	$75,689,836

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  27

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2007

	Dollar Bear	Mid Cap Bull	Total Market Bull
	2.5X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$—	$11,439	$15,139
Interest income	155,644	176,778	20,132

Total investment income	155,644	188,217	35,271

Expenses:
Investment advisory fees	23,144	33,979	9,865
Distribution expenses	7,715	11,326	3,288
Administration fees	6,070	6,701	5,336
Shareholder servicing fees	9,562	14,322	4,680
Fund accounting fees	12,561	11,898	11,803
Custody fees	1,318	1,386	3,840
Federal and state registration fees	23,449	771	9,875
Professional fees	9,163	14,201	10,164
Reports to shareholders	5,982	5,588	5,612
Directors’ fees and expenses	843	—	497
Other	7,049	17,086	4,718

Total expenses before reimbursement	106,856	117,258	69,678
Less: Reimbursement of expenses by Adviser	(52,853)	(37,974)	(46,660)

Total expenses	54,003	79,284	23,018

Net investment income (loss)	101,641	108,933	12,253

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	—	(43,434)
Futures	530,750	(372,205)	(306)
Swaps	—	(164,424)	(29,241)

	530,750	(536,629)	(72,981)

Change in unrealized appreciation (depreciation) on:
Investments	—	(3,897)	43,179
Futures	892,704	118,385	—
Swaps	—	44,254	11,797

	892,704	158,742	54,976

Net realized and unrealized gain (loss) on investments	1,423,454	(377,887)	(18,005)

Net increase (decrease) in net assets resulting from operations	$1,525,095	$(268,954)	$(5,752)

The accompanying notes are an integral part of these financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100 Bull 2.5X Fund
	Six Months Ended
	October 31,2007	May 1, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$234,806	$87,969
Net realized gain (loss) on investments	6,142,598	2,936,168
Change in net unrealized appreciation (depreciation) on investments	(759,546)	689,242

Net increase (decrease) in net assets resulting from operations	5,617,858	3,713,379

Distributions to shareholders - Investor Class
Net realized gains	—	(519,976)

Total distributions	—	(519,976)

Capital share transactions - Investor Class:
Proceeds from shares sold	78,368,675	97,448,796
Proceeds from shares issued to holders in reinvestment of distributions	—	489,246
Cost of shares redeemed	(57,465,330)	(94,060,470)

Net increase (decrease) in net assets resulting from capital share transactions	20,903,345	3,877,572

Total increase (decrease) in net assets	26,521,203	7,070,975

Net assets:
Beginning of period	7,070,975	—

End of period	$33,592,178	$7,070,975

Accumulated undistributed net investment income (loss), end of period	$391,844	$157,038

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Statements of Changes in Net Assets

	NASDAQ-100 Bear 2.5X Fund
	Six Months Ended
	October 31, 2007	May 1, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$418,486	$161,849
Net realized gain (loss) on investments	(3,706,644)	(3,947,630)
Change in net unrealized appreciation (depreciation) on investments	(535,508)	4,230

Net increase (decrease) in net assets resulting from operations	(3,823,666)	(3,781,551)

Capital share transactions - Investor Class:
Proceeds from shares sold	49,537,520	106,045,299
Cost of shares redeemed	(47,368,553)	(94,104,890)

Net increase (decrease) in net assets resulting from capital share transactions	2,168,967	11,940,409

Total increase (decrease) in net assets	(1,654,699)	8,158,858

Net assets:
Beginning of period	8,158,858	—

End of period	$6,504,159	$8,158,858

Accumulated undistributed net investment income (loss), end of period	$418,486	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

30  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500 Bull 2.5X Fund
	Six Months Ended
	October 31, 2007	May 1, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$111,116	$224,040
Net realized gain (loss) on investments	36,142	1,950,864
Change in net unrealized appreciation (depreciation) on investments	310,529	(72,537)

Net increase (decrease) in net assets resulting from operations	457,787	2,102,367

Distributions to shareholders - Investor Class
Net investment income	—	(404,025)
Net realized gains	—	(372,064)

Total distributions	—	(776,089)

Capital share transactions - Investor Class:
Proceeds from shares sold	56,125,747	69,624,311
Proceeds from shares issued to holders in reinvestment of distributions	—	772,245
Cost of shares redeemed	(60,258,400)	(61,340,970)

Net increase (decrease) in net assets resulting from capital share transactions	(4,132,653)	9,055,586

Total increase (decrease) in net assets	(3,674,866)	10,381,864

Net assets:
Beginning of period	10,381,864	—

End of period	$6,706,998	$10,381,864

Accumulated undistributed net investment income (loss), end of period	$189,649	$78,533

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  31

Statements of Changes in Net Assets

	S&P 500 Bear 2.5X Fund
	Six Months Ended
	October 31, 2007	May 1, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$115,228	$61,858
Net realized gain (loss) on investments	(894,331)	(1,258,755)
Change in net unrealized appreciation (depreciation) on investments	(370,263)	(3,696)

Net increase (decrease) in net assets resulting from operations	(1,149,366)	(1,200,593)

Distributions to shareholders - Investor Class
Net realized gains	—	(68,286)

Total distributions	—	(68,286)

Capital share transactions - Investor Class:
Proceeds from shares sold	86,619,485	63,303,047
Proceeds from shares issued to holders in reinvestment of distributions	—	62,866
Cost of shares redeemed	(65,348,348)	(57,705,880)

Net increase (decrease) in net assets resulting from capital share transactions	21,271,137	5,660,033

Total increase (decrease) in net assets	20,121,771	4,391,154

Net assets:
Beginning of period	4,391,154	—

End of period	$24,512,925	$4,391,154

Accumulated undistributed net investment income (loss), end of period	$137,115	$21,887

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

32  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Japan Bull 2X Fund
	Six Months Ended
	October 31, 2007	May 3, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$75,463	$52,093
Net realized gain (loss) on investments	(697,950)	(3,098,059)
Change in net unrealized appreciation (depreciation) on investments	178,792	(7,896)

Net increase (decrease) in net assets resulting from operations	(443,695)	(3,053,862)

Capital share transactions - Investor Class:
Proceeds from shares sold	24,699,902	41,327,875
Cost of shares redeemed	(18,232,173)	(35,997,139)

Net increase (decrease) in net assets resulting from capital share transactions	6,467,729	5,330,736

Total increase (decrease) in net assets	6,024,034	2,276,874

Net assets:
Beginning of period	2,276,874	—

End of period	$8,300,908	$2,276,874

Accumulated undistributed net investment income (loss), end of period	$78,280	$2,817

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  33

Statements of Changes in Net Assets

	Latin America Bull 2X Fund
	Six Months Ended
	October 31, 2007	May 2, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$45,160	$263,779
Net realized gain (loss) on investments	16,834,694	2,360,608
Change in net unrealized appreciation (depreciation) on investments	58,809,982	419,326

Net increase (decrease) in net assets resulting from operations	75,689,836	3,043,713

Distributions to shareholders - Investor Class
Net investment income	—	(1,115,658)
Net realized gains	—	(120,382)

Total distributions	—	(1,236,040)

Capital share transactions - Investor Class:
Proceeds from shares sold	477,395,944	129,310,144
Proceeds from shares issued to holders in reinvestment of distributions	—	1,167,454
Cost of shares redeemed	(306,802,468)	(86,117,836)

Net increase (decrease) in net assets resulting from capital share transactions	170,593,476	44,359,762

Total increase (decrease) in net assets	246,283,312	46,167,435

Net assets:
Beginning of period	46,167,435	—

End of period	$292,450,747	$46,167,435

Accumulated undistributed net investment income (loss), end of period	$2,128,872	$2,083,712

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

34  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Dollar Bear 2.5X Fund
	Six Months Ended
	October 31, 2007	June 12, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$101,641	$65,759
Net realized gain (loss) on investments	530,750	(511,432)
Change in net unrealized appreciation (depreciation) on investments	892,704	106,898

Net increase (decrease) in net assets resulting from operations	1,525,095	(338,775)

Distributions to shareholders - Investor Class
Net investment income	—	(36,588)
Net realized gains	—	(21,129)
Total distributions	—	(57,717)

Capital share transactions - Investor Class:
Proceeds from shares sold	24,315,212	26,936,787
Proceeds from shares issued to holders in reinvestment of distributions	—	56,294
Cost of shares redeemed	(10,741,344)	(23,801,830)
Net increase (decrease) in net assets resulting from capital share transactions	13,573,868	3,191,251

Total increase (decrease) in net assets	15,098,963	2,794,759

Net assets:
Beginning of period	2,794,759	—

End of period	$17,893,722	$2,794,759

Accumulated undistributed net investment income (loss), end of period	$101,641	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  35

Statements of Changes in Net Assets

	Mid Cap Bull 2.5X Fund
	Six Months Ended
	October 31, 2007	May 2, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$108,933	$87,775
Net realized gain (loss) on investments	(536,629)	394,835
Change in net unrealized appreciation (depreciation) on investments	158,742	(161,836)

Net increase (decrease) in net assets resulting from operations	(268,954)	320,774

Capital share transactions - Investor Class:
Proceeds from shares sold	32,186,833	68,473,567
Cost of shares redeemed	(35,052,594)	(60,429,734)
Net increase (decrease) in net assets resulting from capital share transactions	(2,865,761)	8,043,833

Total increase (decrease) in net assets	(3,134,715)	8,364,607

Net assets:
Beginning of period	8,364,607	—

End of period	$5,229,892	$8,364,607

Accumulated undistributed net investment income (loss), end of period	$125,305	$16,372

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

36  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Total Market Bull 2.5X Fund
	Six Months Ended
	October 31, 2007	May 2, 2006[1] to
	(Unaudited)	April 30, 2007

Operations:
Net investment income (loss)	$12,253	$9,822
Net realized gain (loss) on investments	(72,981)	151,075
Change in net unrealized appreciation (depreciation) on investments	54,976	87,506

Net increase (decrease) in net assets resulting from operations	(5,752)	248,403

Distributions to shareholders - Investor Class
Net investment income	—	(47,560)
Net realized gains	—	(14,053)
Total distributions	—	(61,613)

Capital share transactions - Investor Class:
Proceeds from shares sold	4,955,360	6,851,675
Proceeds from shares issued to holders in reinvestment of distributions	—	59,591
Cost of shares redeemed	(4,852,971)	(5,195,568)
Net increase (decrease) in net assets resulting from capital share transactions	102,389	1,715,698

Total increase (decrease) in net assets	96,637	1,902,488

Net assets:
Beginning of period	1,902,488	—

End of period	$1,999,125	$1,902,488

Accumulated undistributed net investment income (loss), end of period	$49,340	$37,087

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  37

Financial Highlights

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	October 31, 2007	May 1,2006[1]	October 31, 2007	May 1, 2006[1]
	(Unaudited)	to April 30, 2007	(Unaudited)	to April 30, 2007

Per share data:
Net asset value, beginning of period	$20.65	$20.00	$15.94	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.23	0.24	0.60
Net realized and unrealized gain (loss) on investments	8.94	1.65	(6.05)	(4.66)

Total from investment operations	9.32	1.88	(5.81)	(4.06)

Less distributions:
Dividends from net investment income		—		—
Distributions from realized gains		(1.23)		—

Total distributions	—	(1.23)	—	—

Net asset value, end of period	$29.97	$20.65	$10.13	$15.94

Total return[2]	45.13%	10.11%[6]	(36.45)%	(20.30)%
Supplemental data and ratios:
Net assets, end of period	$33,592,178	$7,070,975	$6,504,159	$8,158,858
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	2.35%	3.42%	2.80%	3.23%
After expense reimbursement[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	2.61%	(0.44)%	2.34%	1.55%
After expense reimbursement[3]	3.21%	1.23%	3.39%	3.03%
Portfolio turnover rate[2,5]	0%	920%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

The accompanying notes are an integral part of these financial statements.

38  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	October 31, 2007	May 1,2006[1]	October 31, 2007	May 1, 2006[1]
	(Unaudited)	to April 30, 2007	(Unaudited)	to April 30, 2007

Per share data:
Net asset value, beginning of period	$23.88	$20.00	$14.78	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.39	0.70	0.25	0.51
Net realized and unrealized gain (loss) on investments	0.98	4.59	(1.78)	(5.25)

Total from investment operations	1.37	5.29	(1.53)	(4.74)

Less distributions:
Dividends from net investment income	0	(0.73)	—	—
Distributions from realized gains	0	(0.68)	—	(0.48)

Total distributions	—	(1.41)	—	(0.48)

Net asset value, end of period	$25.25	$23.88	$13.25	$14.78

Total return[2]	5.74%	26.95%	(10.35)%	(23.87%)[6]
Supplemental data and ratios:
Net assets, end of period	$6,706,998	$10,381,864	$24,512,925	$4,391,154
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	3.49%	3.15%	3.16%	7.03%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	1.37%	1.81%	1.99%	(2.26)%
After expense reimbursement/recoupment[3]	3.11%	3.21%	3.40%	3.02%
Portfolio turnover rate[2,5]	0%	0%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the S&P 500 Bear 2.5X Fund would have been lower by 0.46%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  39

Financial Highlights

	Japan Bull 2X Fund		Latin America Bull 2X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	October 31, 2007	May 3,2006[1]	October 31, 2007	May 2, 2006[1]
	(Unaudited)	to April 30, 2007	(Unaudited)	to April 30, 2007

Per share data:
Net asset value, beginning of period	$19.48	$20.00	$24.16	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.31	0.51	0.01	0.42
Net realized and unrealized gain (loss) on investments	(1.41)	(1.03)	19.89	5.49

Total from investment operations	(1.10)	(0.52)	19.90	5.91

Less distributions:
Dividends from net investment income	—	—		(1.55)
Distributions from realized gains	—	—		(0.20)

Total distributions	—	—	—	(1.75)

Net asset value, end of period	$18.38	$19.48	$44.06	$24.16

Total return[2]	(5.65)%	(2.60%)[6]	82.37%	30.83%
Supplemental data and ratios:
Net assets, end of period	$8,300,908	$2,276,874	$292,450,747	$46,167,435
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	3.57%	7.00%	1.53%	2.26%
After expense reimbursement[3]	1.75%	1.75%	1.62%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.48%	(2.39)%	0.06%	1.56%
After expense reimbursement[3]	3.30%	2.86%	(0.03)%	2.07%
Portfolio turnover rate[2,5]	0%	1,259%	268%	861%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Japan Bull 2X Fund would have been lower by 1.05%.

The accompanying notes are an integral part of these financial statements.

40  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Dollar Bear 2.5X Fund		Mid Cap Bull 2.5X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	October 31, 2007	June 12,2006[1]	October 31, 2007	May 2, 2006[1]
	(Unaudited)	to April 30, 2007	(Unaudited)	to April 30, 2007

Per share data:
Net asset value, beginning of period	$22.16	$20.00	$23.28	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.60	0.29	0.55
Net realized and unrealized gain (loss) on investments	3.17	1.64	0.47	2.73

Total from investment operations	3.55	2.24	0.76	3.28

Less distributions:
Dividends from net investment income	—	(0.05)	—	—
Distributions from realized gains	—	(0.03)	—	—

Total distributions	—	(0.08)	—	—

Net asset value, end of period	$25.71	$22.16	$24.04	$23.28

Total return[2]	16.02%	11.22%[6]	3.26%	16.40%
Supplemental data and ratios:
Net assets, end of period	$17,893,722	$2,794,759	$5,229,892	$8,364,607
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	3.46%	6.54%	2.59%	4.57%
After expense reimbursement[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.58%	(1.55)%	1.56%	(0.09)%
After expense reimbursement[3]	3.29%	3.24%	2.40%	2.73%
Portfolio turnover rate[2,5]	0%	0%	0%	2,617%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Dollar Bear 2.5X Fund would have been lower by 0.25%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  41

Financial Highlights

	Total Market Bull 2.5X Fund
	Investor Class
	Six Months Ended
	October 31, 2007	May 2, 2006[1]
	(Unaudited)	to April 30, 2007

Per share data:
Net asset value, beginning of period	$23.16	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.11	0.26
Net realized and unrealized gain (loss) on investments	1.10	4.32

Total from investment operations	1.21	4.58

Less distributions:
Dividends from net investment income	—	(1.10)
Distributions from realized gains	—	(0.32)

Total distributions	—	(1.42)

Net asset value, end of period	$24.37	$23.16

Total return[2]	5.22%	23.48%[6]
Supplemental data and ratios:
Net assets, end of period	$1,999,125	$1,902,488
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	5.30%	14.27%
After expense reimbursement[3]	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	(2.62)%	(11.29)%
After expense reimbursement[3]	0.93%	1.23%
Portfolio turnover rate[2,5]	261%	921%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Total Market Bull 2.5X Fund would have been lower by 0.06%.

The accompanying notes are an integral part of these financial statements.

42  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which nine are included in this report, the NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, Mid Cap Bull 2.5X Fund, and Total Market Bull 2.5X Fund (each a “Fund” and Collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund and S&P 500® Bear 2.5X Fund commenced operations on May 1, 2006. The Latin America Bull 2X Fund, Mid Cap Bull 2.5X Fund and Total Market Bull 2.5X Fund commenced operations on May 2, 2006. The Japan Bull 2X Fund and Dollar Bear 2.5X Fund commenced operations on May 3, 2006 and June 12, 2006, respectively.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Japan Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index while creating long positions. The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net short positions. The objective of the Mid Cap Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index while creating long positions. The objective of the Total Market Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The Total Market Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide

DIREXION SEMI-ANNUAL REPORT  43

leveraged exposure to the Broad Market Index while creating long positions.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ Global Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements  – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic

44  DIREXION SEMI-ANNUAL REPORT

conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s portfolios in proportion to their respective net assets.

DIREXION SEMI-ANNUAL REPORT  45

k) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The Funds did not make a distribution for the period May 1, 2007 ending October 31, 2007.

The tax character of distributions for the Trust during the six months ended October 31, 2007 and period ended April 30, 2007, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[1]	(Unaudited)	2007[1]

Distributions paid from:
Ordinary Income	$—	$—	$—	$—

Long-term capital gain	—	519,976	—	—

Total distributions paid	$—	$519,976	$—	$—

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[1]	(Unaudited)	2007[1]

Distributions paid from:
Ordinary Income	$—	$552,861	$—	$—

Long-term capital gain	—	223,228	—	68,286

Total distributions paid	$—	$776,089	$—	$68,286

	Japan Bull 2X Fund		Latin America Bull 2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[2]	(Unaudited)	2007[3]

Distributions paid from:
Ordinary Income	$—	$—	$—	$1,236,040

Long-term capital gain	—	—	—	—

Total distributions paid	$—	$—	$—	$1,236,040

	Dollar Bear 2.5X Fund		Mid Cap Bull 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[4]	(Unaudited)	2007[3]

Distributions paid from:
Ordinary Income	$—	$45,069	$—	$—
Long-term capital gain	—	12,648	—	—

Total distributions paid	$—	$57,717	$—	$—

46  DIREXION SEMI-ANNUAL REPORT

	Total Market Bull 2.5X Fund
	Six Months Ended
	October 31,	Period Ended
	2007	April 30,
	(Unaudited)	2007[3]

Distributions paid from:
Ordinary Income	$—	$61,613
Long-term capital gain	—	—

Total distributions paid	$—	$61,613

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

As of April 30, 2007, the components of distributable earnings of the Funds were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—

Undistributed ordinary income/(loss)	279,564	—	96,103
Undistributed long-term gain/(loss)	57,057	—	16,123

Distributable earnings	336,621	—	112,226

Other Accumulated gain/(loss)	—	(3,068,266)	—

Total Accumulated gain/(loss)	$336,621	$(3,068,266)	$112,226

	S&P 500	Japan Bull	Latin America
	Bear 2.5X Fund	2X Fund	Bull 2X Fund

Net unrealized appreciation/(depreciation)	$—	$—	$138,438

Undistributed ordinary income/(loss)	—	—	875,007
Undistributed long-term gain/(loss)	5	—	—

	—	—	—
Distributable earnings	5	—	875,007

Other Accumulated gain/(loss)	(1,072,841)	$(3,156,294)	(2,345,704)

Total Accumulated gain/(loss)	$(1,072,836)	$(3,156,294)	$(1,332,259)

	Dollar Bear	Mid Cap Bull	Total Market
	2.5X Fund	2.5X Fund	Bull 2.5X Fund

Net unrealized appreciation/(depreciation)	$—	$(12,506)	$59,060

Undistributed ordinary income/(loss)	—	—	46,567
Undistributed long-term gain/(loss)	—	—	—
	—	—	—

Distributable earnings	—	—	46,567

Other Accumulated gain/(loss)	$(425,885)	$(311,882)	—

Total Accumulated gain/(loss)	$(425,885)	$(324,388)	$105,627

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  47

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the six months ended October 31, 2007 and period ended April 30, 2007, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[1]	(Unaudited)	2007[1]

Shares Sold	3,261,223	5,337,108	3,494,861	5,401,654
Shares issued to holders in reinvestment of dividends		26,374		—
Shares redeemed	(2,501,020)	(5,020,982)	(3,364,596)	(4,889,672)

Total increase (decrease) from capital share transactions	778,382	342,500	130,265	511,982

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[1]	(Unaudited)	2007[1]

Shares Sold	2,331,859	3,220,985	6,047,029	3,588,342
Shares issued to holders in reinvestment of dividends	—	34,661		3,919
Shares redeemed	(2,501,020)	(2,820,823)	(4,493,960)	(3,295,088)

Total increase (decrease) from capital share transactions	(169,161)	434,823	1,553,069	297,173

	Japan Bull 2X Fund		Latin America Bull 2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[2]	(Unaudited)	2007[3]

Shares Sold	1,279,414	2,126,192	14,900,357	6,610,281
Shares issued to holders in reinvestment of dividends		—	—	53,887
Shares redeemed	(944,680)	(2,009,305)	(10,174,229)	(4,752,902)

Total increase (decrease) from capital share transactions	334,734	116,887	4,726,128	1,911,256

	Dollar Bear 2.5X Fund		Mid Cap Bull 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31,	Period Ended	October 31,	Period Ended
	2007	April 30,	2007	April 30,
	(Unaudited)	2007[4]	(Unaudited)	2007[3]

Shares Sold	1,017,480	1,278,644	1,328,494	3,357,859
Shares issued to holders in reinvestment of dividends	—	2,713		—
Shares redeemed	(447,691)	(1,164,251)	(1,470,274)	(2,998,504)

Total increase (decrease) from capital share transactions	569,789	126,106	(141,780)	359,355

48  DIREXION SEMI-ANNUAL REPORT

	Total Market Bull 2.5X Fund
	Six Months Ended
	October 31, 2007	Period Ended
	(Unaudited)	April 30, 2007[3]

Shares Sold	210,910	331,384
Shares issued to holders in reinvestment of dividends		2,770
Shares redeemed	(211,019)	(252,009)

Total increase (decrease) from capital share transactions	(109)	82,145

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

4.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward and futures contracts) were:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500	Japan	Latin America	Dollar	Mid Cap	Total Market
	Bull	Bear	Bull	Bear	Bull	Bull	Bear	Bull	Bull
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund	2X Fund	2X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Purchases	$—	$—	$62,399	$—	$—	$450,081,965	$—	$1,922,689	$4,609,019
Sales	—	—	62,305	—	—	301,324,816	—	—	4,837,486

DIREXION SEMI-ANNUAL REPORT  49

There were no purchases or sales of long-term U.S. government securities.

The cost basis of investments for federal tax purposes as of October 31, 2007 was as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Cost basis of investments for federal income tax purposes	$27,207,368	$4,614,277	$6,496,348

Unrealized Appreciation	—	—	—
Unrealized Depreciation	—	—	—

Net unrealized appreciation/(depreciation)	—	—	—

	S&P 500	Japan Bull	Latin America
	Bear 2.5X Fund	2X Fund	Bull 2X Fund

Cost basis of investments for federal income tax purposes	$8,926,447	$5,966,122	$199,555,578

Unrealized Appreciation	—	—	35,378,904
Unrealized Depreciation	—	—	(450,372)

Net unrealized appreciation/(depreciation)	—	—	$34,925,532

	Dollar Bear	Mid Cap Bull	Total Market
	2.5X Fund	2.5X Fund	Bull 2.5X Fund

Cost basis of investments for federal income tax purposes	$17,080,687	$4,489,201	$1,522,542

Unrealized Appreciation	—	37,863	125,301
Unrealized Depreciation	—	(23,896)	—

Net unrealized appreciation/(depreciation)	—	$13,966	$125,301

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At October 31, 2007 the following funds deferred, on a tax basis, post-October losses of:

NASDAQ-100 Bull 2.5X Fund	$—
NASDAQ-100 Bear 2.5X Fund	2,368,895
S&P 500 Bull 2.5X Fund	—
S&P 500 Bear 2.5X Fund	1,072,840
Japan Bull 2X Fund	2,507,910
Latin America Bull 2X Fund	2,327,938
Dollar Bear 2.5X Fund	425,885
Mid Cap Bull 2.5X Fund	311,881
Total Market Bull 2X Fund	—

At October 31, 2007 the following funds had capital loss carryforwards on a tax basis of:

	Capital Loss
	Carryover	Expires

NASDAQ-100 Bear 2.5X Fund	$(699,371)	2015
Japan Bull 2X Fund	(648,384)	2015

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

50  DIREXION SEMI-ANNUAL REPORT

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period ended October 31, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended October 31, 2007, the Adviser paid the following expenses:

	NASDAQ-100	NASDAQ-100	S&P 500 Bull	S&P 500 Bear
	Bull 2.5X Fund	Bear 2.5X Fund	2.5X Fund	2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2007	$44,083	$39,635	$62,171	$48,041
Voluntary waiver — 2007	$—	$—	$—	$—
Adviser expense waiver recovery — 2007	$—	$—	$—	$—

		Latin			Total
	Japan Bull	America	Dollar Bear	Mid Cap Bull	Market Bull
	2X Fund	Bull 2X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2007	$41,639	$—	$52,853	$37,975	$46,660
Voluntary waiver — 2007	$—	$—	$—	$—	$—
Adviser expense waiver recovery — 2007	$—	$65,146	$—	$—	$—

Recovering expenses subject to potential recovery expiring in:

	NASDAQ-100	NASDAQ-100	S&P 500 Bull	S&P 500 Bear
	Bull 2.5X Fund	Bear 2.5X Fund	2.5X Fund	2.5X Fund

2010	$119,492	$79,014	$97,617	$108,118
2011	$44,083	$39,635	$62,171	$48,041

Total	$163,575	$118,649	$159,788	$156,159

		Latin
	Japan Bull	America Bull	Dollar Bear	Mid Cap Bull	Total Market
	2X Fund	2X Fund	2.5X Fund	2.5X Fund	Bull 2.5X Fund

2010	$95,705	$—	$97,186	$90,530	$100,162
2011	$41,639	$—	$52,583	$37,975	$46,660

Total	$137,344	$—	$149,769	$128,515	$146,822

DIREXION SEMI-ANNUAL REPORT  51

As of September 1, 2006, the Board of Trustees has authorized the Funds to pay Rule 12b-1 fees of 0.25% of the Investor Class average daily net assets. The Board of Trustees also approved a shareholder servicing fee of 0.25% effective September 1, 2006. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended October 31, 2007. The Distributor is an affiliate of the Adviser. The Adviser did not make any capital contributions into the Funds for the six month period ended October 31, 2007.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENT

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and the state of Massachusetts. As of October 31, 2007, open Federal and Massachusetts tax years include the tax years ended April 30, 2004 through April 30, 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end April 30, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

52  DIREXION SEMI-ANNUAL REPORT

Investment Advisory Agreement Approval (Unaudited)

Provided below is a summary of certain of the factors the Board considered at its August 15, 2007 Board meeting in renewing the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Total Market Bull 2.5X Fund, the S&P 500® Bull 2.5X Fund, the S&P 500® 2.5X Bear Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Japan Bull 2X Fund, the Dollar Bear 2.5X Fund, the Mid Cap Bull 2.5X Fund and the Latin America Bull 2X Fund, each a series of the Trust. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement for each Fund (the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for each Fund was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Funds, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. In this regard, the Board also noted that Rafferty undertook to enhance the compliance program of the Trusts and Rafferty by utilizing the services of an independent compliance consulting firm. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreements were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of the Funds relative to performance models and relevant market indices for monthly periods and the year-to-date period ended July 31, 2007. The Board considered Rafferty’s explanation that the Funds’ performance is more accurately compared to the models rather than to the market indices. The Board also evaluated each Fund’s performance relative to the average performance of relevant Lipper fund universe for the one-, three- and six-month periods ended June 30, 2007 and the one-, three- and five-year periods ended June 30, 2007 to the extent such data was available. The Board considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily leveraged investment results and the Lipper peer group funds generally do not.

With respect to the Total Market Bull 2.5X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

DIREXION SEMI-ANNUAL REPORT  53

With respect to the S&P 500 Bull 2.5X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the S&P 500 Bear 2.5X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the NASDAQ 100 Bull 2.5X Fund, the Board noted that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the NASDAQ 100 Bear 2.5X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Japan Bull 2X Fund, the Board noted that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Dollar Bear 2.5X Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the Mid Cap Bull 2.5X Fund, the Board noted that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the Latin America Bull 2X Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratio for each Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty voluntarily and, in many cases, contractually agreed to limit the total expenses for the 2008 fiscal year for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. However, Rafferty noted that Trust asset levels generally have increased due to sales and marketing efforts. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

54  DIREXION SEMI-ANNUAL REPORT

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for each Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

DIREXION SEMI-ANNUAL REPORT  55

SEMI–ANNUAL REPORT OCTOBER 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date	1/3/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
Date	1/3/08

By (Signature and Title)*	/s/ Todd Kellerman Todd Kellerman, Chief Financial Officer
Date	1/4/08

*	Print the name and title of each signing officer under his or her signature.